INVESTMENTS - Homeinns and BTG (Details) - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016
INVESTMENTS
Carrying value under equity investments	¥ 35,800	¥ 31,717
BTG
INVESTMENTS
Equity method investment, ownership interest (as a percent)				22.00%
Carrying value under equity investments	¥ 2,000	¥ 2,500
Sale of shares number of shares issued		1	4
Proceeds from issuance or sale of equity		¥ 19	¥ 101
Sale of Stock, Percentage of Ownership after Transaction	12.00%
Equity method investment, quoted market value	¥ 605
Equity method investment, other-than-temporary impairment	514
OCI, equity method investment, after tax	¥ 91
BTG | Other Income Expenses
INVESTMENTS
Gain loss from sale of stock at open market value		¥ 3	¥ 20